Cover	Mar. 05, 2024
Cover [Abstract]
Entity Registrant Name	SinglePoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 05, 2024
Entity File Number	000-53425
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	3104 E Camelback Rd #2137
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	888
Local Phone Number	682-7464
Security 12b Title	common stock, par value $0.0001 per share
Trading Symbol	SING
Security Exchange Name	CboeBZX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false